Related party and Employee transactions (Tables)	6 Months Ended
Jun. 30, 2014
Related party and employee transactions [Abstract]
Schedule of Related Party Transactions

(a) Amounts due from related party

	December 31, 2013	June 30, 2014
	US$	US$
	(Audited)	(Unaudited)
Due from related party	820,089	2,112,859

This balance represents a receivable due from Shaanxi Zhongmao which has no fixed payments terms. This balance is unsecured, bears no interest, and is expected to be repaid within the next 12 months.

(b) Amounts due from employees

	December 31, 2013	June 30, 2014
	US$	US$
	(Audited)	(Unaudited)
Advances to employees	59,226	713,260

The balance represents cash advances to employees for traveling expenses and other expenses. The balances are unsecured, bear no interest and have no fixed payment terms.